NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Three years	Three years
ATM Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Three years	Three years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Three to six years	Three to Six years